Share Option and Warrant Reserves (Details Narratives)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022 $ / shares	Jun. 30, 2021 $ / shares	Dec. 31, 2021
Share Option and Warrant Reserves
Number of share options granted	1,685,000	130,000	3,430,000	130,000	1,405,000
Weighted average exercise price granted			$ 0.48	$ 0.46
Description option			The Company maintains a rolling share option plan providing for the issuance of share options up to 10% of the Company’s issued and outstanding common shares at the time of the grant. The Company may grant share options from time to time to its directors, officers, employees, and other service providers. The share options typically vest as to 25% on the date of the grant and 12.5% every three months thereafter for a total vesting period of 18 months.